Trade Payables	12 Months Ended
Mar. 31, 2024
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Trade Payables
(14) Trade Payables
Trade payables are classified as financial liabilities measured at amortized cost.
Trade payables as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Trade accounts and notes payable	¥1,181,893	¥1,310,944
Other	244,440	298,892

Total	¥1,426,333	¥1,609,836